Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	5,500,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	55,305,000	1,692,000	1,311,000
Common stock, shares outstanding	55,305,000	1,692,000
Preferred Stock Series A
Preferred Stock, shares issued	279,000	279,000	279,000
Preferred stock, shares outstanding	279,000	279,000	279,000
Preferred Stock Series C
Preferred Stock, shares issued	14,000	14,000	17,000
Preferred stock, shares outstanding	14,000	14,000	17,000